Condensed Consolidated Statements of Stockholders’ Equity/(Deficit) (unaudited) - USD ($)	Common Stock Private Placement	Common Stock Previously Reported	Common Stock Prepaid Warrants	Common Stock Debt Exchange Warrants	Common Stock	Preferred Stock Private Placement Series A	Preferred Stock Private Placement Series B	Preferred Stock Previously Reported Series A	Preferred Stock Previously Reported Series A	Preferred Stock Series A Prepaid Warrants	Preferred Stock Series A Debt Exchange Warrants	Preferred Stock Series A	Preferred Stock Series B Prepaid Warrants	Preferred Stock Series B Debt Exchange Warrants	Preferred Stock Series B	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Prepaid Warrants	Additional Paid-in Capital Debt Exchange Warrants	Additional Paid-in Capital	Accumulated Equity/ (Deficit) Private Placement	Accumulated Equity/ (Deficit) Previously Reported	Accumulated Equity/ (Deficit) Prepaid Warrants	Accumulated Equity/ (Deficit) Debt Exchange Warrants	Accumulated Equity/ (Deficit)	Private Placement	Previously Reported	Series B	Prepaid Warrants	Debt Exchange Warrants	Total
Balance at Dec. 31, 2022					$ 2															$ 31,414,764					$ (38,046,057)						$ (6,631,291)
Balance (in Shares) at Dec. 31, 2022					19,077
Share-based Compensation																				18,594											18,594
Shares Repurchased																				(11,340)											(11,340)
Shares Repurchased (in Shares)					(3)
Net Income/(Loss)																									(36,798,419)						(36,798,419)
Balance at Dec. 31, 2023		$ 2			$ 2												$ 31,422,018			31,422,018		$ (74,844,476)			(74,844,476)		$ (43,422,456)				$ (43,422,456)
Balance (in Shares) at Dec. 31, 2023		19,074			19,074																										3
Acquisition of Thinking Tree Spirits
Acquisition of Thinking Tree Spirits (in Shares)					2,547
Preferred Stock Issued												$ 49								1,680,468											1,680,517
Preferred Stock Issued (in Shares)												494,840
Shares Repurchased																				(3,690)											(3,690)
Shares Repurchased (in Shares)					(1)
Warrants Issued																				2,330,000											2,330,000
Warrants Exercised
Warrants Exercised (in Shares)					474
Effect of Reverse Split, Fractional Shares and Rounding
Effect of Reverse Split, Fractional Shares and Rounding (in Shares)					1
Net Income/(Loss)																									5,426,409						5,426,409
Balance at Sep. 30, 2024					$ 2							$ 49								35,428,796					(69,418,067)						(33,989,220)
Balance (in Shares) at Sep. 30, 2024					22,095							494,840
Balance at Dec. 31, 2023		$ 2			$ 2												31,422,018			31,422,018		(74,844,476)			(74,844,476)		(43,422,456)				$ (43,422,456)
Balance (in Shares) at Dec. 31, 2023		19,074			19,074																										3
Share-based Compensation																	4,892,110										4,892,110
Effect of Reverse Split and Fractional Shares																	(1)
Effect of Reverse Split and Fractional Shares (in Shares)		1
Acquisition of Thinking Tree Spirits																	670,686										670,686
Acquisition of Thinking Tree Spirits (in Shares)		2,547
Private Placement of Preferred Stock – Series A									33								3,290,567										3,290,600
Private Placement of Preferred Stock – Series A (in Shares)								329,060
Preferred Stock issued in Exchange for Factoring Agreements									7								719,912										719,919
Preferred Stock issued in Exchange for Factoring Agreements (in Shares)								71,991
Preferred Stock issued in Exchange for Warrants									9								(9)
Preferred Stock issued in Exchange for Warrants (in Shares)								93,789
Initial Public Offering of Common Stock		$ 8															3,592,071										3,592,079
Initial Public Offering of Common Stock (in Shares)		84,375
Private Placement of Common Warrants																	1,397,998										1,397,998
Issuance of Warrants to Purchase Common Stock																	8,828										8,828
Exercise of Warrants to Purchase Common Stock		$ 2															(2)
Exercise of Warrants to Purchase Common Stock (in Shares)		15,892						0
Common Stock Exchanged for Prepaid Warrants
Common Stock Exchanged for Prepaid Warrants (in Shares)		(1,636)
2022 Convertible Note Warrants Reclassified from Liability to Equity																	1,873,000										1,873,000
Conversion of 2022 and 2023 Convertible Notes to Equity		$ 19															15,278,149										15,278,168
Conversion of 2022 and 2023 Convertible Notes to Equity (in Shares)		190,977
Common Stock Exchanged for Prepaid Warrants – 2022 and 2023 Convertible Notes		$ (10)															10
Common Stock Exchanged for Prepaid Warrants – 2022 and 2023 Convertible Notes (in Shares)		(96,390)
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity		$ 15															11,784,053										11,784,068
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity (in Shares)		147,300
Common Stock Exchanged for Prepaid Warrants – Whiskey Notes and related Warrant Liabilities		$ (10)															10
Common Stock Exchanged for Prepaid Warrants – Whiskey Notes and related Warrant Liabilities (in Shares)		(98,459)
Shares Repurchased																	(3,690)										(3,690)
Shares Repurchased (in Shares)		(1)
Net Income/(Loss)																						710,458					710,458				$ 710,458
Balance at Dec. 31, 2024		$ 26			$ 26				$ 49			$ 49					$ 74,925,710			74,925,710		$ (74,134,018)			(74,134,018)		$ 791,767				$ 791,767
Balance (in Shares) at Dec. 31, 2024		263,680			263,680			494,840				494,840																			1
PIPE Placement of Prepaid Warrants																				215,198,048											$ 215,198,048
PIPE Advisor Common Stock Compensation					$ 32															3,499,431											3,499,463
PIPE Advisor Common Stock Compensation (in Shares)					323,854
PIPE Prepaid Warrants Converted to Common Stock					$ 718															(718)
PIPE Prepaid Warrants Converted to Common Stock (in Shares)					7,180,833
Private Placement of Series B Preferred Stock (and warrants) (See Note 8)							$ 29									$ 2,916,781										$ 2,916,810
Private Placement of Series B Preferred Stock (and warrants) (See Note 8) (in Shares)							291,681
Exercise of ELOC Commitment Warrant																				67											67
Exercise of ELOC Commitment Warrant (in Shares)					3,358
ELOC Agreement Sales of Common Stock					$ 60															4,817,174											4,817,234
ELOC Agreement Sales of Common Stock (in Shares)					598,140
Exercise of Prepaid Warrants to Purchase Common Stock			$ 16															$ 84											$ 100
Exercise of Prepaid Warrants to Purchase Common Stock (in Shares)			158,338
Exercise of Common Warrants to Purchase Common Stock					$ 2															186											188
Exercise of Common Warrants to Purchase Common Stock (in Shares)					18,728
Exchange of Prepaid Warrants to Purchase Common Stock for Series B Preferred Stock															$ 4					(4)
Exchange of Prepaid Warrants to Purchase Common Stock for Series B Preferred Stock (in Shares)												(284,140)			55,917													409,256
Exchange of Series A Preferred Stock and Related Warrants for Series B Preferred Stock												$ (28)			$ 43					(14)											1
Exchange of Series A Preferred Stock and Related Warrants for Series B Preferred Stock (in Shares)												(284,140)			409,256
Exchange of Series B Preferred Stock for Common Stock					$ 21										$ (74)					53
Exchange of Series B Preferred Stock for Common Stock (in Shares)					213,409										(741,854)
Issued Prepaid Warrants in exchange for debt																				4,097,287											4,097,287
Exercise of Debt Exchange Warrants to Purchase Common Stock				$ 20															$ (20)
Exercise of Debt Exchange Warrants to Purchase Common Stock (in Shares)				198,000
Exercise of Series B Preferred Warrants to Purchase Common Stock					$ 1															(1)
Exercise of Series B Preferred Warrants to Purchase Common Stock (in Shares)					5,033
RSUs Vested					$ 14															(14)
RSUs Vested (in Shares)					138,646
Share-based Compensation																				3,050,662											3,050,662
Issuance of Common Stock in Conjunction with Purchase of Thinking Tree Spirits					$ 4															(4)
Issuance of Common Stock in Conjunction with Purchase of Thinking Tree Spirits (in Shares)					40,672
Common Stock Issued in Exchange for Services					$ 1															124,999											125,000
Common Stock Issued in Exchange for Services (in Shares)					5,265
Effect of Reverse Split, Fractional Shares and Rounding
Effect of Reverse Split, Fractional Shares and Rounding (in Shares)					(161)
Net Income/(Loss)																									185,935,769						185,935,769
Balance at Sep. 30, 2025					$ 915							$ 21			$ 2					$ 308,629,707					$ 111,801,751						$ 420,432,396
Balance (in Shares) at Sep. 30, 2025					9,147,795							210,700			15,000